INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2013
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012

Income (Loss) Before Taxes	$(730,904)	$(1,009,735)
Statutory tax rate	38.6%	34%
Expected income tax (recovery)	(282,129)	(343,310)
Non-deductible items	(3,778)	(98,941)
Change in estimates	17,909	(768,796)
Change in enacted tax rate	(219,744)	-
Change in valuation allowance	487,742	1,211,047

Income tax expense (recovery)	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012

Net operating loss carry forwards	$2,117,719	$1,775,838
Marketable Securities	131,301	104,864
Mineral Properties	178,951	59,535
	2,427,971	1,940,237
Valuation Allowance	2,427,971	1,940,237

Deferred Tax Assets (Liabilities)	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry	Enertopia	Target	Consolidated
2025	87,722	-	87,722
2026	-	-	-
2027	615,341	-	615,341
2028	350,002	-	350,002
2029	109,502	-	109,502
2030	3,073,726	-	3,073,726
2031	-	169,545	169,545
2032	611,284	179,375	790,659
2033	331,164	441	331,605
Total	5,178,741	349,361	5,528,102